                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                                                                File No. 2-87910
                                                               File No. 811-3910

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

   Pre-Effective Amendment No.                                               [ ]
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   Post-Effective Amendment No.  35                                  [X]
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                                                 AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

   Amendment No.   36
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                            VOYAGEUR TAX FREE FUNDS
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               (Exact Name of Registrant as Specified in Charter)

                One Commerce Square, Philadelphia, Pennsylvania         19103
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                    (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1371
                                                                  --------------
   Richelle S. Maestro, Esquire, One Commerce Square, Philadelphia, PA 19103
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                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                       October 30, 2000
                                                           ----------------
It is proposed that this filing will become effective:

                 immediately upon filing pursuant to paragraph (b)
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             X   on October 30, 2000 pursuant to paragraph (b)
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                 60 days after filing pursuant to paragraph (a)(1)
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                 on (date) pursuant to paragraph (a)(1)
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                 75 days after filing pursuant to paragraph (a)(2)
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                 on (date) pursuant to paragraph (a)(2) of Rule 485
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If appropriate:

                 this post-effective amendment designates a new effective date
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                 for a previously filed post-effective amendment
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                                  --CONTENTS--

This Post-Effective Amendment No. 35 to Registration File No. 2-87910 includes the following:

          1.   Facing Page

          2.   Contents Page

          3.   Part A - Prospectus(1)

          4.   Part B - Statement of Additional Information(1)

          5.   Part C - Other Information(2)

          7.   Signatures

     This Post-Effective Amendment relates to the Registrant's two series of shares and their classes: Delaware Tax-Free Minnesota Fund - Delaware Tax-Free Minnesota Fund A Class, Delaware Tax-Free Minnesota Fund B Class, Delaware Tax-Free Minnesota Fund C Class; and Delaware Tax-Free North Dakota Fund - Delaware Tax-Free North Dakota Fund A Class, Delaware Tax-Free North Dakota Fund B Class and Delaware Tax-Free North Dakota Fund C Class.

(1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

(2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

                                     PART C

                                Other Information


Item 23.  Exhibits

          (a)       Agreement and Declaration of Trust.

                    (1)       Agreement and Declaration of Trust (December 17,
                              1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                    (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

          (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

          (c)       Copies of All Instruments Defining the Rights of Holders.


                    (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                    (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

          (d) Investment Management Agreement. Investment Management Agreement dated November 1, 1999 between Delaware Management Company and the Registrant attached as an Exhibit.

          (e)       (1)       Distribution Agreement.


                              (i) Distribution Agreement between Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to
                                        Post-Effective Amendment No. 29 filed
                                        August 28, 1997.

                              (ii)      Adoption Agreement relating to the
                                        Distribution Agreement dated November 1,
                                        1999 between Delaware Distributors, L.P.
                                        and the Registrant attached as an
                                        Exhibit.

                    (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                    (3)       Dealer's Agreement. Attached as an Exhibit.

                    (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

          (f)       Inapplicable.

          (g) Custodian Agreement. Form of Custodian Contract between Mellon Bank, N.A. and the Registrant attached as an Exhibit.

          (h)       Other Material Contracts.


                    (1) Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                    (2) Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                    (3) Adoption Agreement relating to the Shareholder Services Agreement dated November 1, 2000 between the Registrant and Delaware Service Company, Inc. attached as an Exhibit.

                    (4) Executed Schedule A to the Shareholder Servicing Agreement dated April 20, 2000 between Delaware Service Company, Inc. and the Registrant attached as an Exhibit.

          (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

          (j)       Consent of Auditors. Attached as Exhibit.

          (k)       Inapplicable.

          (l) Letter of Investment Intent incorporated into this filing by reference to Form N-1 filed on November 14, 1983.

          (m) Plans under Rule 12b-1. Plan of Distribution under Rule 12b-1 for Class A, B and C Shares of Voyageur Tax Free Funds, Inc. on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.


          (n) Plan under Rule 18f-3. Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 30 filed April 29, 1998.

          (o)       Inapplicable.

          (p)       Codes of Ethics.

                    (1) Delaware Investments Family of Funds attached as an Exhibit.

                    (2) Delaware Management Business Trust and Delaware Distributors, L.P. attached as an Exhibit.

          (q)       Other:    Trustees' Power of Attorney.

                    (1) Incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                    (2) Power of Attorney for John H. Durham attached as an Exhibit.

Item 24.  Persons Controlled by or under Common Control with Registrant.  None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

Item 26.  Business and Other Connections of Investment Adviser.


          Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax-Free Funds, Voyageur Funds, Inc., Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

          Item 26(a) incorporated into this filing by reference to Post-Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

Item 27.  Principal Underwriters.

          Incorporated into this filing by reference to Post-Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

Item 28.  Location of Accounts and Records.

          All accounts and records are maintained at One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Minneapolis, Minnesota 55402.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 27th day of October, 2000.

                                        VOYAGEUR TAX FREE FUNDS

                                                By   /s/David K. Downes
                                                  ------------------------------
                                                       David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               Signature                                             Title                                     Date
               ---------                                             -----                                     ----
/s/David K. Downes                                   President/Chief Executive Officer/
-------------------------------------------          Chief Operating Officer/Chief Financial              October 27, 2000
David K. Downes                                      Officer (Principal Executive Officer,
                                                     Principal Financial Officer and Principal
                                                     Accounting Officer) and Trustee

/s/Wayne A. Stork                         *          Trustee                                              October 27, 2000
-------------------------------------------
Wayne A. Stork

/s/Walter P. Babich                       *          Trustee                                              October 27, 2000
-------------------------------------------
Walter P. Babich

/s/John H. Durham                         *          Trustee                                              October 27, 2000
-------------------------------------------
John H. Durham

/s/ Anthony D. Knerr                      *          Trustee                                              October 27, 2000
-------------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                          *          Trustee                                              October 27, 2000
-------------------------------------------
Ann R. Leven

/s/Thomas F. Madison                      *          Trustee                                              October 27, 2000
-------------------------------------------
Thomas F. Madison

/s/Charles E. Peck                        *          Trustee                                              October 27, 2000
-------------------------------------------
Charles E. Peck

/s/Janet L. Yeomans                       *          Trustee                                              October 27, 2000
-------------------------------------------
Janet L. Yeomans

                             *By /s/ David K. Downes
                                     ---------------
                                     David K. Downes
                             as Attorney-in-Fact for
                          each of the persons indicated
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.            Exhibit
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
EX-99.D                Investment Management Agreement

EX-99.E(1)(II)         Adoption Agreement Relating to Distribution Agreement

EX-99.E(3)             Dealer's Agreement

EX-99.G                Custodian Contract

EX-99.H(3)             Adoption Agreement Relating to Shareholder Services Agreement

EX-99.H(4)             Schedule A Relating to Shareholder Services Agreement

EX-99.J                Consent of Auditors

EX-99.P(1)             Code of Ethics - Delaware Investments Family of Funds

EX-99.P(2)             Code of Ethics - Delaware Management Business Trust and Delaware
                       Distributors, L.P.

EX-99.Q(2)             Power of Attorney